Finance Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Expense [Abstract]
Trade and other payables	₩ 57,160	₩ 68,375	₩ 84,527
Short-term borrowings	35,891	6,969	14,627
Long-term borrowings	87,011	91,584	103,503
Debt securities	1,698,232	1,922,900	2,177,855
Other financial liabilities	491,665	482,428	538,680
Interest Expense (Before Capitalizing borrowing costs)	2,369,959	2,572,256	2,919,192
Less: Capitalized borrowing costs	(580,407)	(819,388)	(903,508)
Interest expense	1,789,552	1,752,868	2,015,684
Losses on sale of financial assets	2,343	9	3,008
Impairment of available-for-sale financial assets	2,713	86,703	84,370
Losses on valuation of derivatives	890,832	5,762	17,051
Losses on transaction of derivatives	198,218	101,987	37,262
Losses on foreign currency translation	207,944	406,849	743,283
Losses on foreign currency transaction	35,175	57,889	113,723
Losses on repayment of financial liabilities	5	23,000	33
Other Finance Expenses	1,170	2,020	1,043
Total Finance Expense	₩ 3,127,952	₩ 2,437,087	₩ 3,015,457